Loss per Share (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Loss per share [abstract]
Loss attributable to common equity holders	$ (36,351)	$ (3,568)	$ (6,475)
Weighted average number of shares for basic and diluted LPS	4,165,919	3,200,927	2,574,995